Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
PERCEPTION CAPITAL CORP IV [Member]
Segment Information (Tables) [Line Items]
Schedule of Condensed Income Statement

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$2,136,963	$4,565,129
Interest earned on the Trust Account	$2,409,077	$8,128,147